Goodwill (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Goodwill, Period Increase (Decrease)	$ 0
Goodwill Impairment	0	0
Athlon Energy Inc [Member]
Goodwill, Acquired During Period			1,724,000,000
Bighorn Assets [Member]
Goodwill allocated to divestiture			257,000,000
Jonah Assets [Member]
Goodwill allocated to divestiture			68,000,000
PrairieSky Royalty Ltd [Member]
Goodwill allocated to divestiture			$ 39,000,000